Principal Accounting Policies - Property, equipment and software (Details)	12 Months Ended
Dec. 31, 2022
Building
Property, Equipment and Software
Estimated useful lives of assets	20 years
Decoration
Property, Equipment and Software
Estimated useful lives of assets	5 years
Leasehold improvements
Property, Equipment and Software
Estimated useful lives of assets	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures, office and other equipment | Equal to or more than
Property, Equipment and Software
Estimated useful lives of assets	3 years
Furniture, fixtures, office and other equipment | Less than
Property, Equipment and Software
Estimated useful lives of assets	10 years
Vehicles
Property, Equipment and Software
Estimated useful lives of assets	5 years
Servers and computers
Property, Equipment and Software
Estimated useful lives of assets	3 years
Software
Property, Equipment and Software
Estimated useful lives of assets	3 years